SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	9 Months Ended
	Nov. 19, 2024 USD ($) $ / shares shares	Jul. 12, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) item	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 $ / shares	Apr. 01, 2022
SUBSEQUENT EVENTS
Payments of debt					$ 1,765
Net cash proceeds					5,874	$ 6,828
Principal amount		$ 3,800
Interest rate								5.00%
Conversion of debt into shares | shares		1,067,592
Conversion of convertible debt to common stock					$ 3,779
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001
Subsequent events
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Subsequent events | Future Sale Receipt, Third Party
SUBSEQUENT EVENTS
Value assigned				$ 900
Payments of debt				300
Net cash proceeds				$ 500
Subsequent events | Convertible Notes, Due April 2025
SUBSEQUENT EVENTS
Principal amount			$ 1,100
Number of convertible promissory notes | item			4
Interest rate			20.00%
Subsequent events | Convertible note
SUBSEQUENT EVENTS
Conversion of debt into shares | shares	6,719,742
Conversion of convertible debt to common stock	$ 13,800
Debt instrument convertible conversion price | $ / shares	$ 2.045